Putnam
New York
Tax Exempt
Opportunities Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

In October, New York Tax Exempt Opportunities Fund's trustees voted to change the fund's fiscal year end from September 30 to November 30. To keep you up to date with this new reporting period, we will address the changes that have occurred in the fund's portfolio and the overall municipal bond market over the past two months. The next report you will receive will be a semiannual report covering the six months ended May 31, 1999.

After a turbulent autumn, the municipal bond market has calmed down and even slightly outperformed the Treasury market. As of the end of November, long-term municipal bond yields are approximately the same as the 30-year Treasury bond yield -- exhibiting a remarkable level of cheapness against Treasuries. This ratio had dropped to 97% during November, but by the end of the month, we had returned to 100% ratios. Considering that this ratio stood between 85% and 95% for most of the 1990s, today's ratio is quite unusual.

It is within this environment that Putnam New York Tax Exempt
Opportunities Fund continued to produce high current income exempt from federal taxes as well as a solid total return. For the 12 months ended November 30, 1998, the fund's class A shares earned total returns of 6.32% at net asset value and 1.32% at public offering price. For complete performance information, please see pages 6 and 7.

* NEW YORK CITY DEBT PARED FOR GREATER DIVERSIFICATION

After a long period of reaping rewards from New York City bonds, your fund's manager, David Hamlin, has decided to place less emphasis on city debt going forward. Although the city continues to benefit from strong financial management, given the turmoil in the financial markets and the expected impact on Wall Street's income and bonuses, David cautiously decided to take some profits on several New York City holdings.

One alternative investment, which brought additional diversification to the portfolio is the New York Mental Health Services Facility issued by the New York State Dormitory Authority. This issue is insured by the Municipal Bond Insurance Agency (MBIA) and therefore carries Moody's highest credit rating of Aaa. While this holding was viewed favorably as of November 30, 1998, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

This spring the Long Island Power Authority (LIPA) was responsible for the largest municipal bond issue in history. In November, LIPA came back to market with a second offering. As you may be aware, LIPA has received an abundance of positive publicity on Long Island and was even able to send rebates out to their customers. Furthermore, the authority's strong financial management has exceeded many analysts' expectations. David took advantage of the new offering to add to the fund's position.

* INCREASED EMPHASIS ON CALL PROTECTION

Transportation issues have also fared well over the past year, since passenger demand has remained steady and fuel costs have been low. This combination of factors has enabled airlines to increase prices and helped support airport revenues. With this in mind, David is looking forward to the New York City Industrial Development Authority's forthcoming sale of revenue bonds on behalf of British Airways. Because of the scarcity of these British Airway bonds and their attractive credit rating (A2 by Moody's and A by Standard & Poor's), he plans to add the British Airways bonds to the portfolio.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Health care                         12.6%

Education                           12.3%

Transportation                      11.4%

Utilities                           10.8%

Pollution control                    2.2%


Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A                    22.1%

Baa                  20.3%

Ba                    7.7%

B                     5.1%

VMIG1                 0.4%

Aaa                  31.7%

Aa                   12.7%

Footnote reads:
*As a percentage of market value as of 11/30/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


As David makes new investments for the fund, he tries to extend the portfolio's call protection whenever possible. This is done by purchasing noncallable bonds or bonds with distant call dates. Callable bonds carry the option of being redeemed, or called away, by the issuer at a certain future date. Bonds are normally called away if interest rates are lower than they were when the bonds were originally issued. By avoiding callable bonds, the portfolio has a better chance of maintaining a consistent level of income.

* POSITIVE FED POLICY HELPS MUNI MARKET

It is reassuring to know that we have a Federal Reserve Board that is prepared to step in to stabilize the markets when a crisis occurs. As of November 30, 1998, the Fed had cut interest rates three times, totaling 75 basis points, sending a positive message to the world and Wall Street.

With the Fed's encouragement, we anticipate a slowing, but still strong U.S. economy supported by consumers' willingness to spend. And on the local level, cities and towns are still enjoying increases in tax collections, always a positive aspect of the municipal bond market. Looking ahead, the municipal market appears stable with superb value for tax-conscious investors.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Opportunities Fund is designed for investors seeking high current income free from federal, state, and city income taxes, consistent with capital preservation.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                                Class A           Class B           Class M
(inception date)               (11/7/90)         (2/1/94)          (2/10/95)
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
2 months                   -0.07%   -4.79%   -0.07%   -5.03%   -0.01%   -3.25%
------------------------------------------------------------------------------
1 year                      6.32     1.32     5.74     0.74     6.11     2.62
------------------------------------------------------------------------------
5 years                    36.06    29.56    31.58    29.58    33.70    29.41
Annual average              6.35     5.32     5.64     5.32     5.98     5.29
------------------------------------------------------------------------------
Life of fund               78.46    70.06    68.66    68.66    73.15    67.53
Annual average              7.45     6.81     6.70     6.70     7.05     6.61
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/98

                                            Lehman Bros.
                                            Municipal       Consumer
                                            Bond Index    Price Index
------------------------------------------------------------------------------
2 months                                       0.35%         0.37%
------------------------------------------------------------------------------
1 year                                         7.77          1.55
------------------------------------------------------------------------------
5 years                                       37.81         12.48
Annual average                                 6.63          2.38
------------------------------------------------------------------------------
Life of fund                                  89.46         22.85
Annual average                                 8.23          2.58
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-year (where available), and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
A $10,000 investment since
11/7/90
                                    Lehman Brothers
                 Fund's class A     Municipal Bond   Consumer Price
Date             shares at POP         Index             Index

11/7/90               9,525            10,000            10,000

11/30/91             10,560            11,248            10,322

11/30/92             11,500            12,376            10,637

11/30/93             12,500            13,748            10,921

11/30/94             12,067            13,028            11,213

11/30/95             14,194            15,492            11,506

11/30/96             14,952            16,403            11,880

11/30/97             15,996            17,581            12,097

11/30/98            $17,006           $18,946           $12,285

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $16,866 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $17,315 ($16,753 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
2 months ended 11/30/98

                               Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)            2             2            2
------------------------------------------------------------------------------
Income                        $0.073718     $0.063633    $0.068789
------------------------------------------------------------------------------
Capital gains1                    --            --           --
------------------------------------------------------------------------------
 Total                        $0.073718     $0.063633    $0.068789
------------------------------------------------------------------------------
Share value:                NAV      POP       NAV     NAV       POP
------------------------------------------------------------------------------
9/30/98                    $9.27    $9.73    $9.26    $9.25     $9.56
------------------------------------------------------------------------------
11/30/98                    9.19     9.65     9.19     9.18      9.49
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2      4.81%    4.58%    4.15%    4.50%     4.35%
------------------------------------------------------------------------------
Taxable equivalent3         8.92     8.49     7.70     8.35      8.08
------------------------------------------------------------------------------
Current 30-day SEC yield4   3.87     3.68     3.24     3.60      3.48
------------------------------------------------------------------------------
Taxable equivalent3         7.18     6.82     6.01     6.68      6.45
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 46.08% combined federal, state, and city tax rate.
  Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (11/7/90)         (2/1/94)          (2/10/95)
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                      5.29%    0.26%    4.61%   -0.39%    4.97%    1.53%
------------------------------------------------------------------------------
5 years                    34.72    28.34    30.07    28.07    32.22    27.85
Annual average              6.14     5.12     5.40     5.07     5.74     5.04
------------------------------------------------------------------------------
Life of fund               79.12    70.69    69.01    69.01    73.56    67.93
Annual average              7.41     6.78     6.65     6.65     7.00     6.57
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Report of independent accountants
For the period ended November 30, 1998

To the Trustees and Shareholders of
Putnam New York Tax Exempt Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New York Tax Exempt Opportunities Fund (the "fund") at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 1999




Portfolio of investments owned
November 30, 1998

Key to Abbreviations
AMBAC           -- AMBAC Indemnity Corporation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FRB             -- Floating Rate Bonds
G.O. Bonds      -- General Obligation Bonds
IFB             -- Inverse Floating Rate Bonds
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (98.1%) (a)                                                           RATINGS(RAT)         VALUE
PRINCIPAL AMOUNT

New York (94.9%)
--------------------------------------------------------------------------------------------------------------------------
$         3,400,000  Battery Park, City Auth. Rev. Bonds, Ser. A,
                       AMBAC, 5 1/2s, 11/1/16                                                   Aaa         $    3,612,500
            835,000  Chemung Ctny., Indl. Dev. Agcy. Civic Fac. VRDN
                       (Arnot Ogden Med. Ctr.), Ser. A, 3s, 3/1/19                              VMIG1              835,000
          5,000,000  Erie Cnty., Indl. Dev. Life Care Cmnty. Rev. Bonds
                       (Episcopal Church Home), Ser. A, 6s, 2/1/28                              B+/P             5,037,500
          2,250,000  Essex Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21                                 A3               2,418,750
          2,530,000  Ithaca, Hsg. Corp. Mtge. Rev. Bonds
                       (Eddygate Park Apts.), 9s, 6/1/06                                        BBB+/P           2,640,030
          2,650,000  Jefferson Cnty., Indl. Dev. Agcy. Solid Waste Disp.
                       Rev. Bonds (Champion Intl. Corp.), 7.2s, 12/1/20                         Baa1             2,941,500
          1,360,000  Lockport, Hsg. Dev. Corp. Rev. Bonds
                       (Urban Pk. Towers), Ser. A, 6s, 10/1/18                                  Baa2             1,431,400
          5,000,000  Long Island, Pwr. Auth. NY Elec. Syst. IFB, 7 1/4s,
                       12/1/24 (acquired 5/19/98, cost $5,435,000) (RES)                        A-/P             5,687,500
          5,000,000  Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
                       FRB, Ser. 65, MBIA, 6.67s, 4/1/12
                       (acquired 11/3/98, cost $5,420,934) (RES)                                Aaa              5,443,750
          2,500,000  Metropolitan Trans. Auth. Dedicated Tax Fund Rev.
                       Bonds, Ser. A, MBIA, 6 1/4s, 4/1/11                                      Aaa              2,937,500
          1,000,000  Nassau Cnty. G.O. Bonds, Ser. A, FGIC, 6s, 7/1/13                          Aaa              1,145,000
          2,300,000  Nassau Cnty., G.O. Bonds, Ser. A, FGIC, 6s, 7/1/11                         Aaa              2,642,125
          5,000,000  Niagara Falls NY City Schl. Dist. , 5 7/8s, 6/15/19                        Baa3             5,331,250
          1,100,000  NY & NJ Port Auth. Rev. Bonds
                       (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                                   BB/P             1,230,625
          1,000,000  NY & NJ Port. Auth. Rev. Bonds, 6 3/4s, 10/1/11                            BB/P             1,122,500
                     NY City, G.O. Bonds
          1,470,000    Ser. D, 8 1/4s, 8/1/11 (Prerefunded)                                     Aaa              1,661,100
            210,000    Ser. D, 8 1/4s, 8/1/11                                                   A3                 234,675
            300,000    Ser. B, 8 1/4s, 6/1/05                                                   A3                 367,125
          3,120,000    Ser. E, U.S. Govt. Coll. 7.6s, 2/1/05 (Prerefunded)                      A3               3,521,700
            335,000    Ser. E, 7.6s, 2/1/05                                                     A3                 374,781
          4,400,000    Ser. F, U.S. Govt. Coll. 7.6s, 2/1/05 (Prerefunded)                      A3               4,966,500
            330,000    Ser. F, 7.6s, 2/1/05                                                     A3                 369,188
          1,800,000    Ser. H, 6s, 8/1/17                                                       A3               1,971,000
          2,750,000    Ser. J, 6s, 8/1/17                                                       A3               3,011,250
          2,000,000    Ser. I, 5 7/8s, 3/15/14                                                  A3               2,157,500
          1,000,000  NY City, G.O. Bonds IFB, AMBAC, 8.13s, 9/1/11                              Aaa              1,158,750
                     NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
          8,020,000    (Parking Corp.), 8 1/2s, 12/30/22                                        BB+/P            9,253,075
          1,750,000    (The Lighthouse Inc.), 6 1/2s, 7/1/22                                    Aa2              1,940,313
                     NY City, Indl. Dev. Agcy. Rev. Bonds
          5,000,000    (Visy Paper Inc.), 7.95s, 1/1/28                                         B/P              5,650,000
          5,000,000    (Brooklyn Navy Yard Cogen. Partners), 6.2s,
                       10/1/22                                                                  Baa3             5,562,500
          2,940,000    (Brooklyn Navy Yard Cogen. Partners), 5.65s,
                       10/1/28                                                                  Baa3             2,987,775
          1,250,000    (Field Hotel Assoc.), 6s, 11/1/28                                        B-/P             1,259,375
          4,000,000  NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
                       (American Airlines, Inc.), 6.9s, 8/1/24                                  Baa2             4,435,000
          5,000,000  NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds,
                       MBIA, 6.82s, 6/15/13                                                     Aaa              5,406,250
         11,300,000  NY City, Transitional Fin. Auth. Rev. Bonds, Ser. C,
                       5s, 5/1/26                                                               Aa3             11,229,375
                     NY State Dorm. Auth. Rev. Bonds
            170,000    (City U.), Ser. D, 8 3/4s, 7/1/03                                        Baa1               203,150
            835,000    (NY Dept of Ed.), 7 3/4s, 7/1/21                                         Baa1               934,156
          5,000,000    (State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13                            A3               6,456,250
          1,605,000    (Cornell U.), Ser. A, 7 3/8s, 7/1/30                                     Aa2              1,725,375
          6,000,000    (Cornell U.), Ser. A, 7 3/8s, 7/1/20                                     Aa2              6,450,000
            500,000    (Wildwood School), 7.3s, 7/1/15                                          AAA/P              553,750
          2,050,000    (Our Lady Of Mercy), 6.3s, 8/1/32                                        Aaa              2,196,063
          2,650,000    (City U. Syst.), Ser. A, FGIC, 5 3/4s, 7/1/09                            Aaa              2,981,250
          1,310,000    (Mental Hlth. Svcs. Fac.), Ser. B, MBIA,
                       5 3/4s, 7/1/09                                                           Aaa              1,473,750
          3,300,000    (Mental Hlth. Svcs. Fac.), 5s, 2/15/18                                   A3               3,242,250
          5,000,000    (Hlth. Facs.), Ser. 1, 4 3/4s, 1/15/29                                   Aaa              4,775,000
          4,000,000    (St. John's U.), MBIA, 4 3/4s, 7/1/28                                    Aaa              3,850,000
            725,000    (State U. Edl. Fac.), Ser. B, zero % 5/15/09                             A3                 457,656
                     NY State Energy Res. & Dev. Auth. Elec. Fac. Rev.
                       Bonds (Long Island Ltg. Co.), Ser. A
          2,000,000    7.15s, 12/1/20                                                           A-               2,187,500
          1,605,000    7.15s, 6/1/20                                                            A-               1,755,469
          3,500,000  NY State Energy Res. & Dev. Auth. Gas IFB
                       (Brooklyn Union Gas Co.), 9.212s, 4/1/20                                 A1               4,480,000
                     NY State Energy Res. & Dev. Auth. Poll. Control
                       Rev. Bonds (Hudson Gas)
          1,000,000    Ser. A, FGIC, 7 3/8s, 10/1/14                                            Aaa              1,059,660
          1,700,000    Ser. B, FGIC, 7 3/8s, 10/1/14 (SEG)                                      Aaa              1,801,422
                     NY State Energy Res. & Dev. Auth. Rev. Bonds
          1,250,000    (Cons. Edison Co. of NY, Inc.), Ser. C,
                       7 1/4s, 11/1/24                                                          A1               1,279,850
            230,000    Ser. B, 7.15s, 9/1/19                                                    A-                 251,563
          1,750,000  NY State Energy Research & Dev. Auth. Poll.
                       Control Rev. Bonds (Niagra Mohawk Pwr. Corp.),
                       Ser. A, FGIC, 7.2s, 7/1/29                                               Aaa              2,034,375
          2,000,000  NY State Energy Research & Dev. Auth. Gas Fac.
                       IFB (Brooklyn Union Gas Co.), Ser. B, 10 3/8s,
                       7/1/26                                                                   A1               2,627,500
                     NY State Env. Fac. Corp. Poll. Control Rev. Bonds
          1,000,000    Ser. B, 7 1/2s, 3/15/11                                                  Aa2              1,030,920
          2,720,000    (State Wtr. Revolving Fund), Ser. A, 5 7/8s,
                       6/15/14                                                                  Aa2              2,913,800
                     NY State Env. Facs. Poll. Ctrl. Rev. Bonds
          6,975,000    7s, 6/15/12 (Prerefunded)                                                Aaa              7,681,219
            210,000    7s, 6/15/12                                                              Aaa                229,688
                     NY State Hsg. Fin. Agcy. Rev Bonds
             50,000    Ser. A, 7 1/4s, 9/15/12                                                  Baa1                55,563
            450,000    Ser. A, 7 1/4s, 9/15/12 (Prerefunded)                                    Aaa                507,938
                     NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
            275,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/08
                       (Prerefunded)                                                            Aaa                300,438
            120,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/08                       A3                 130,050
             40,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19                         A3                  41,087
             30,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19
                       (Prerefunded)                                                            Aaa                 30,882
            965,000    Ser. A, MBIA, 7.6s, 2/15/29                                              Aa2                991,586
          1,035,000    Ser. A, MBIA, 7.6s, 2/15/29                                              Aa2              1,065,005
            145,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21
                       (Prerefunded)                                                            Aaa                159,681
             85,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21                       A3                  92,331
            510,000    (Mental Hlth.), Ser. D, 7.4s, 2/15/18
                       (Prerefunded)                                                            A-                 575,663
            205,000    (Mental Hlth. Svcs. Fac.), Ser. D, 7.4s, 2/15/18                         A3                 227,550
          5,750,000    (North Shore U. Hosp.), MBIA, 7.2s, 11/1/20                              Aaa              6,260,313
            700,000    (Hosp. & Nursing Home Insd. Mtge.), Ser. D,
                       FHA Insd., 6.6s, 2/15/31                                                 AAA                760,375
          4,300,000  NY State Thruway Auth. Hwy. & Bridge Trust
                       Fund Rev. Bonds, Ser. B, FGIC, 6s, 4/1/14                                Aaa              4,799,875
                     NY State Urban Dev. Corp. Rev. Bonds
          1,685,000    (Clarkson Ctr.), 5 1/2s, 1/1/20                                          Baa1             1,798,738
          3,345,000    (Clarkson Ctr.), 5 1/2s, 1/1/15                                          Baa1             3,574,969
          2,000,000    (Syracuse U.), 5 1/2s, 1/1/15                                            Baa1             2,137,500
          5,000,000    (Ctr. for Indl. Innovation), 5 1/2s, 1/1/13                              Baa1             5,356,250
          2,600,000    (Correctional Fac.), Ser. A, 5s, 1/1/28                                  Baa1             2,528,500
          5,755,000  Port Auth NY & NJ Special Oblig. Rev. Bonds
                       (Continental/Eastern Laguardia), 9 1/8s, 12/1/15                         Ba2              6,330,500
          2,000,000  Port Auth. NY & NJ Rev. Bonds, Ser. 83, 6 3/8s,
                       10/15/17                                                                 AA-              2,150,000
            175,000  Port Auth. NY & NJ Rev. Bonds Cons., Ser. 78,
                       6 1/2s, 10/15/08                                                         AA-                189,000
                     Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
          4,000,000    FGIC, 5 1/4s, 1/1/14                                                     AAA              4,170,000
          3,350,000    MBIA, 4 3/4s, 1/1/24                                                     AAA              3,236,938
          1,430,000  Valley Hlth. Dev. Corp. Mtge. Rev. Bonds, FHA,
                       11.3s, 2/1/23                                                            A                1,714,213
                                                                                                            --------------
                                                                                                               225,790,723

Puerto Rico (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,700,000  Cmnwlth. of PR, Hwy. & Trans. Auth. IFB,
                       Ser. W, 7.823s, 7/1/08                                                   Baa1             5,299,250
          1,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
                       Ser. Y, MBIA, 6 1/4s, 7/1/13                                             AAA              1,183,750
          1,000,000  PR Indl. & Env. Poll. Control Fac. Fin. Auth. Rev.
                       Bonds, 7.6s, 5/1/14                                                      A1               1,045,023
                                                                                                            --------------
                                                                                                                 7,528,023
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $222,747,309) (b)                                              $  233,318,746
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $237,886,321.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

  (b) The aggregate identified cost on a tax basis is $222,747,309, resulting in gross unrealized appreciation and depreciation of $11,778,084 and $1,206,647, respectively, or net unrealized appreciation of $10,571,437.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1998 was $11,131,250 or 4.7% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1998.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at November 30, 1998, which are subject to change based on the terms of the security.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at November 30, 1998.

      The fund had the following industry group concentrations greater than 10% at November 30, 1998 (as a percentage of net assets):

          Health care             12.6%
          Education               12.3
          Transportation          11.4
          Utilities               10.8

      The fund had the following insurance concentration greater than 10% at November 30, 1998 (as a percentage of net assets):

          MBIA                    13.4%




------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30,1998
                                        Aggregate Face  Expiration Unrealized
                         Total Value        Value          Date   Depreciation
------------------------------------------------------------------------------
20yr Treasury Bond (Short) $ 3,369,438   $ 3,355,232      Mar-99   $  (14,206)
US Treasury Bond (Short)   10,257,656     9,973,958       Dec-98     (283,698)
------------------------------------------------------------------------------
                                                                   $ (297,904)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $222,747,309) (Note 1)                                            $233,318,746
-----------------------------------------------------------------------------------------------
Cash                                                                                    773,152
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        4,415,809
-----------------------------------------------------------------------------------------------
Receivables for securities sold                                                         109,463
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  515,193
-----------------------------------------------------------------------------------------------
Total assets                                                                        239,132,363

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   234,195
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              459,621
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            238,544
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               45,252
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            15,516
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,080
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  101,204
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            137,643
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   12,987
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,246,042
-----------------------------------------------------------------------------------------------
Net assets                                                                         $237,886,321

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $228,379,493
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (131,660)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                   (635,045)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           10,273,533
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $237,886,321

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($166,815,813 divided by 18,144,277 shares)                                               $9.19
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.19)*                                    $9.65
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($68,512,800 divided by 7,458,594 shares)***                                              $9.19
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,557,708 divided by 278,685 shares)                                                    $9.18
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.18)**                                   $9.49
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
                                                                                Two months ended      Year ended
                                                                                    November 30     September 30
                                                                                           1998             1998
----------------------------------------------------------------------------------------------------------------
Tax exempt interest income:                                                         $ 2,269,315      $13,787,911
----------------------------------------------------------------------------------------------------------------

Expenses:
----------------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        238,544        1,386,191
----------------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           68,335          329,116
----------------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         3,293           11,501
----------------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          1,087            6,443
----------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    55,833          332,410
----------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    92,795          530,607
----------------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     2,066           11,987
----------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     237           15,801
----------------------------------------------------------------------------------------------------------------
Registration fees                                                                            --            2,487
----------------------------------------------------------------------------------------------------------------
Auditing                                                                                 17,132           35,357
----------------------------------------------------------------------------------------------------------------
Legal                                                                                       623           14,850
----------------------------------------------------------------------------------------------------------------
Postage                                                                                     860           17,062
----------------------------------------------------------------------------------------------------------------
Other                                                                                        --           20,540
----------------------------------------------------------------------------------------------------------------
Total expenses                                                                          480,805        2,714,352
----------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (9,201)         (70,547)
----------------------------------------------------------------------------------------------------------------
Net expenses                                                                            471,604        2,643,805
----------------------------------------------------------------------------------------------------------------
Net investment income                                                                 1,797,711       11,144,106
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments (Notes 1 and 3)                                 477,112         (167,027)
----------------------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (175,063)        (649,372)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and futures during the period                                                        (2,149,643)       5,970,419
----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                       (1,847,594)       5,154,020
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           $   (49,883)     $16,298,126
----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Two months ended
                                                                                    November 30        Year ended September 30
                                                                                                   ----------------------------
                                                                                           1998            1998            1997
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $1,797,711     $11,144,106     $11,292,366
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                 302,049        (816,399)      1,415,869
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                                       (2,149,643)      5,970,419       4,286,563
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                               (49,883)     16,298,126      16,994,798
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (1,336,326)     (8,443,590)     (8,947,477)
-------------------------------------------------------------------------------------------------------------------------------
    Class B                                                                            (472,302)     (2,752,969)     (2,314,259)
-------------------------------------------------------------------------------------------------------------------------------
    Class M                                                                             (18,496)       (114,274)        (91,884)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --        (596,654)             --
-------------------------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (211,900)             --
-------------------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --          (8,554)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase from capital share
transactions (Note 4)                                                                   751,694      10,240,092       3,502,893
-------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              (1,125,313)     14,410,277       9,144,071

Net assets
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 239,011,634     224,601,357     215,457,286
-------------------------------------------------------------------------------------------------------------------------------
End of period (including distributions
in excess of net investment income
of $131,660 and $67,872 and
undistributed net investment income
of $130,474, respectively)                                                         $237,886,321    $239,011,634    $224,601,357
-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                 Two months
Per-share                          ended
operating performance             Nov. 30+                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.27            $9.10            $8.87            $8.80            $8.48            $9.12
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .07              .46              .49              .49              .52              .54
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.08)             .21              .23              .07              .32             (.62)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.01)             .67              .72              .56              .84             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.07)            (.47)            (.49)            (.49)            (.52)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.03)              --               --               --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.07)            (.50)            (.49)            (.49)            (.52)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.19            $9.27            $9.10            $8.87            $8.80            $8.48
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          (0.07)*           7.55             8.33             6.48            10.27             (.89)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $166,816         $168,032         $165,993         $172,170         $175,210         $175,741
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .17*            1.00              .96             1.00             1.01              .98
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .79*            5.00             5.42             5.53             6.12             6.22
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              9.22*           42.76           117.00           270.34           120.38            13.85
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                 Two months                                                                       For the period
Per-share                          ended                                                                          Feb. 1, 1994++
operating performance             Nov. 30+                           Year ended September 30                        to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.26            $9.09            $8.86            $8.79            $8.48            $9.07
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .06              .40              .43              .43              .47              .32
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.07)             .21              .23              .07              .31             (.60)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.01)             .61              .66              .50              .78             (.28)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.06)            (.41)            (.43)            (.43)            (.47)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --             (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.06)            (.44)            (.43)            (.43)            (.47)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.19            $9.26            $9.09            $8.86            $8.79            $8.48
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)          (0.07)*           6.86             7.63             5.78             9.46            (3.06)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $68,513          $68,547          $56,244          $41,795          $24,259           $8,622
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .28*            1.65             1.61             1.66             1.65             1.05*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .68*            4.36             4.76             4.83             5.28             3.39*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              9.22*           42.76           117.00           270.34           120.38            13.85
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                  Two months                                                       For the period
Per-share                                           ended                                                         Feb. 10, 1965++
operating performance                              Nov. 30+                   Year ended September 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.25            $9.08            $8.86            $8.79            $8.51
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .07              .43              .46              .47              .31
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.07)             .21              .22              .06              .29
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                  --              .64              .68              .53              .60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.07)            (.44)            (.46)            (.46)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)            (.47)            (.46)            (.46)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.18            $9.25            $9.08            $8.86            $8.79
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (0.01)*           7.23             7.89             6.15             7.11*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $2,558           $2,433           $2,365           $1,492             $299
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .22*            1.30             1.26             1.30              .83*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .74*            4.71             5.09             5.03             3.21*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               9.22*           42.76           117.00           270.34           120.38
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
November 30, 1998

Note 1
Significant accounting policies

Putnam New York Tax Exempt Opportunities Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes by investing in a portfolio of New York tax-exempt securities which Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal. The fund has changed its fiscal year end from September 30 to November 30.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the two months ended November 30, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of unrealized gains and losses on certain futures contracts and straddle loss deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the two months ended November 30, 1998, the fund reclassified $34,375 to increase distributions in excess of net investment income and $34,375 to increase paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds, and original issue discount are accreted according to the yield to maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the two months ended November 30, 1998, fund expenses were reduced by $9,201 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $500 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the two months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $2,989 and $313 from the sale of class A and class M shares, respectively and $43,252 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the two months ended November 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the two months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $26,144,637 and $21,988,595, respectively. Purchases and sales of short-term municipal obligations aggregated $25,470,000 and $30,910,000, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                         Two months ended
                                                         November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        299,089         $2,761,011
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       76,729            706,204
-----------------------------------------------------------------------------
                                                   375,818          3,467,215

Shares
repurchased                                       (364,706)        (3,362,686)
-----------------------------------------------------------------------------
Net increase                                        11,112         $  104,529
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,468,511        $22,614,893
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      515,561          4,727,728
-----------------------------------------------------------------------------
                                                 2,984,072         27,342,621

Shares
repurchased                                     (3,088,923)       (28,287,931)
-----------------------------------------------------------------------------
Net decrease                                      (104,851)       $  (945,310)
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,620,335       $ 32,317,239
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      503,552          4,502,230
-----------------------------------------------------------------------------
                                                 4,123,887         36,819,469

Shares
repurchased                                     (5,295,872)       (47,255,173)
-----------------------------------------------------------------------------
Net decrease                                    (1,171,985)      $(10,435,704)
-----------------------------------------------------------------------------

                                                         Two months ended
                                                         November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        224,952         $2,070,741
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       30,723            282,609
-----------------------------------------------------------------------------
                                                   255,675          2,353,350

Shares
repurchased                                       (200,886)        (1,849,493)
-----------------------------------------------------------------------------
Net increase                                        54,789         $  503,857
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,125,903       $ 19,476,818
-----------------------------------------------------------------------------
Shares issued in
connection with
 reinvestment of
distributions                                      197,745          1,812,031
-----------------------------------------------------------------------------
                                                 2,323,648         21,288,849

Shares
repurchased                                     (1,105,098)       (10,128,591)
-----------------------------------------------------------------------------
Net increase                                     1,218,550       $ 11,160,258
-----------------------------------------------------------------------------

                                                           Year ended
                                                       September 30, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,266,604        $20,236,321
-----------------------------------------------------------------------------
Shares issued in
connection with
 reinvestment of
distributions                                      153,804          1,375,031
-----------------------------------------------------------------------------
                                                 2,420,408         21,611,352

Shares
repurchased                                       (951,628)        (8,500,966)
-----------------------------------------------------------------------------
Net increase                                     1,468,780        $13,110,386
-----------------------------------------------------------------------------

                                                         Two months ended
                                                         November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         14,780           $135,344
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,556             14,294
-----------------------------------------------------------------------------
                                                    16,336            149,638

Shares
repurchased                                           (689)            (6,330)
-----------------------------------------------------------------------------
Net increase                                        15,647           $143,308
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         43,991          $ 402,844
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        9,902             90,644
-----------------------------------------------------------------------------
                                                    53,893            493,488

Shares
repurchased                                        (51,170)          (468,344)
-----------------------------------------------------------------------------
Net increase                                         2,723          $  25,144
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        126,540         $1,138,814
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        6,506             58,176
-----------------------------------------------------------------------------
                                                   133,046          1,196,990

Shares
repurchased                                        (41,167)          (368,779)
-----------------------------------------------------------------------------
Net increase                                        91,879         $  828,211
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the fund hereby designates $347,198 as a capital gain for its taxable year ended November 30, 1998.

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam New York Tax Exempt Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

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AN052 854/228/759 1/99